Transactions with Related Persons	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
NOTE 9 - Transactions with Related Persons

NOTE 7 - Transactions with Related Persons

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

On August 7, 2017, the Company appointed Jatinder Bhogal to the Board of Directors. Mr. Bhogal has provided consulting services to the Company through his wholly owned company, Vector Asset Management, Inc., pursuant to a Consulting Agreement dated February 1, 2014, as amended on November 11, 2016 and December 1, 2018 (Amendment No. 2). On July 1, 2020 the Company and VAMI entered into an Executive Consulting Agreement, which supersedes the foregoing agreements and pursuant to which Mr. Bhogal, in addition to continuing to serve as a director of the Company will also serve as the Company’s President and Chief Executive Officer. Pursuant to the Consulting Agreements in effect prior to December 1, 2018, Mr. Bhogal received compensation of $5,000 per month. Beginning with Amendment No. 2, Mr. Bhogal received compensation of $18,750 per month and pursuant to the ECA, Mr. Bhogal receives $34,167 per month. Mr. Bhogal also incurs expenses on behalf of the Company which are reimbursed according to the Company’s expense report policy. The Company recognized cash compensation expense in connection with the Consulting Agreements and ECA of $102,500 and $56,250 during the three months ended November 30, 2020 and 2019, respectively. As of November 30, 2020, the Company recognized a related party payable to Mr. Bhogal of $34,167.

During the three months ended November 30, 2020 and 2019, the Company received advances of $0 and $73,005, respectively, from Talia Jevan Properties, Inc., a British Columbia corporation wholly-owned by our former Chairman and majority stockholder, Harmel S. Rayat. The Company repaid Talia Jevan Properties $53,251 and $0 during the three months ended November 30, 2020 and 2019. As of November 30, 2020, there were no balances owing to Talia Jevan Properties, Inc.

Joseph Sierchio, one of the Company’s directors, has maintained his role as the Company’s General Counsel since its inception as Principal of the law firm of Sierchio & Partners, LLP, and then as a Partner with Satterlee Stephens LLP and beginning in August 2020, as Principal of Sierchio Law, LLP pursuant to an engagement letter which provides for an annual fee of $175,000 in exchange for general counsel services. Mr. Sierchio resigned from the Board effective October 22, 2018, and was reappointed on October 1, 2020. During the three months ended November 30, 2020 and 2019, the Company recognized $43,750 and $43,750 of fees for legal services billed by Sierchio Law, LLP.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

NOTE 9 - Transactions with Related Persons

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

On August 7, 2017, the Company appointed Jatinder Bhogal to the Board of Directors. Mr. Bhogal has provided consulting services to the Company through his wholly owned company, Vector Asset Management, Inc., pursuant to a Consulting Agreement dated February 1, 2014, as amended on November 11, 2016 and December 1, 2018 (Amendment No. 2). On July 1, 2020 the Company and VAMI entered into an Executive Consulting Agreement, which supersedes the foregoing agreements and pursuant to which Mr. Bhogal, in addition to continuing to serve as a director of the Company will also serve as the Company’s President and Chief Executive Officer. Pursuant to the Consulting Agreements in effect prior to December 1, 2018, Mr. Bhogal received compensation of $5,000 per month. Beginning with Amendment No. 2, Mr. Bhogal received compensation of $18,750 per month and pursuant to the ECA, Mr. Bhogal receives 34,167 per month. Mr. Bhogal also incurs expenses on behalf of the Company which are reimbursed according to the Company’s expense report policy. The Company recognized cash compensation expense in connection with the Consulting Agreements and ECA of $255,833 and $183,750 during the years ended August 31, 2020 and 2019, respectively. As of August 31, 2020, the Company recognized a related party payable to Mr. Bhogal of $48,758.

During the year ended August 31, 2020, Talia Jevan Properties, Inc., a British Columbia corporation wholly-owned by the Investor, made advances on behalf of the Company totaling $210,415 and $15,497 during the years ended August 31, 2020 and 2019, respectively. The Company repaid Talia Jevan Properties $172,661 and $0 during the years ended August 31, 2020 and 2019, respectively. As of August 31, 2020, the Company owed Talia Jevan Properties, Inc. $53,251.

The law firm of Sierchio & Partners, LLP, of which Joseph Sierchio, one of the Company’s directors, was a principal, had provided counsel to the Company since its inception. Beginning in September 2016, Mr. Sierchio became a partner at Satterlee Stephens LLP (“Satterlee”). Concurrently with Mr. Sierchio’s move to Satterlee, the Company engaged with Satterlee to provide legal counsel with Mr. Sierchio maintaining his role as the Company’s primary attorney. Mr. Sierchio resigned from the Board effective October 22, 2018, and was reappointed on October 1, 2020. Mr. Sierchio has maintained his role as the Company’s General Counsel. During our fiscal year ended August 31, 2019 (from September 1, 2018 through October 22, 2018, the date of Mr. Sierchio’s resignation from the Board), the Company recognized $3,480 of fees for legal services billed by firms associated with Mr. Sierchio.

On November 26, 2018, the Company completed the November 2018 Private Placement to accredited investors of 16,666,667 Units of the Company’s equity securities at a price of $1.50 per Unit with each Unit comprised of (a) one share of common stock; and (b) one Series T Warrant to purchase one share of common stock at a price of $1.70 per share for a period of seven (7) years. The Investor participated in the November 2018 Private Placement by purchasing 13,100,000 Units in exchange for cash of $19,650,000 and converting $5,200,000 owing under the March 2015 Loan and 2013 Note into 3,466,667 Units.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.